INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES [Abstract]
Income (loss) before income taxes	$ (43,570)	¥ (282,240)	¥ 165,036	¥ 29,760
Income tax computed at applicable tax rates (25%)	(10,893)	(70,560)	41,259	7,440
Effect of different tax rates in different jurisdictions	186	1,206	1,313	8,134
Non-deductible expenses	$ 7,306	¥ 47,324	28,103	15,810
Effect of tax holiday			(16,170)	(942)
Effect of tax rate changes	$ (3,724)	¥ (24,125)	(38,747)	(15,581)
Change in valuation allowance	13,687	88,661	18	(1,900)
Change in interest and penalties on unrecognized tax benefits	605	3,920	(349)	2,222
Effect of EIT reversal for previous years	(324)	(2,099)	(5,799)	(2,242)
Research and development super-deduction	$ (365)	¥ (2,363)	¥ (1,959)	(499)
Outside basis differences				(88,796)
Others	$ 1	¥ 5	¥ 318	60
Income tax expense (benefit)	$ 6,479	¥ 41,969	¥ 7,987	¥ (76,294)